Average Annual Total Returns	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Bloomberg Global Aggregate Bond Index 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Bloomberg Global Aggregate Bond Index 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Bloomberg Global Aggregate Bond Index 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 10 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Bond Index 1 year	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Bond Index 5 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Bond Index 10 years	Prospectus #2 Delaware Strategic Income Fund Class A 1 year	Prospectus #2 Delaware Strategic Income Fund Class A 5 years	Prospectus #2 Delaware Strategic Income Fund Class A 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Strategic Income Fund Class C 1 year	Prospectus #2 Delaware Strategic Income Fund Class C 5 years	Prospectus #2 Delaware Strategic Income Fund Class C 10 years	Prospectus #2 Delaware Strategic Income Fund Class R 1 year	Prospectus #2 Delaware Strategic Income Fund Class R 5 years	Prospectus #2 Delaware Strategic Income Fund Class R 10 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 1 year	Prospectus #2 Delaware Strategic Income Fund Institutional Class 5 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 10 years
Total	5.72%	(0.32%)	0.38%	9.08%	3.19%	3.77%	3.52%	2.59%	2.92%	1.37%	0.81%	0.99%	2.02%	1.23%	1.38%	6.66%	2.76%	2.82%	8.73%	3.76%	3.57%	5.53%	1.10%	1.81%	4.33%	2.99%	2.31%	2.22%	1.30%	0.77%	2.50%	1.56%	1.08%	7.45%	3.14%	2.00%	9.13%	3.66%	2.52%	9.68%	4.20%	3.04%